Paradigm Select Fund
	Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
15,000	Ducommun Incorporated *	$ 987,450	0.75%

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	1,559,148	1.18%

Communications Services, NEC
30,000	Calix, Inc. *	1,163,700	0.88%

Electrical Work
23,600	EMCOR Group Inc.	10,160,508	7.70%

Electromedical & Electrotherapeutic Apparatus
4,200	Integer Holdings Corporation *	546,000
10,200	Masimo Corporation *	1,359,966
		1,905,966	1.44%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	868,170	0.66%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corp.	3,676,662	2.79%

In Vitro & In Vivo Diagnostic Substances
205,100	Neogen Corporation *	3,447,731	2.61%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,173,962	1.65%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	4,506,744	3.41%

Laboratory Analytical Instruments
34,350	Revvity, Inc.	4,388,213	3.32%

Measuring & Controlling Devices, NEC
8,000	Onto Innovation Inc. *	1,660,480	1.26%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	461,480	0.35%

Motors & Generators
12,200	Regal Rexnord Corp.	2,023,736	1.53%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
20,000	Enovis Corporation *	861,000	0.65%

Plastics Products
10,000	Entegris, Inc.	1,125,300	0.85%

Printed Circuit Boards
26,400	Jabil, Inc.	3,163,512	2.40%

Radio & Tv Broadcasting & Communications Equipment
40,000	Aviat Networks, Inc. *	865,200	0.66%

Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	2,153,900	1.63%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.	1,388,180	1.05%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	8,277,822	6.27%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	4,328,270	3.28%

Retail - Retail Stores, NEC
19,625	IAC Inc. *	1,056,218	0.80%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	3,357,772	2.54%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	3,618,298
75,700	Marvell Technology, Inc.	5,459,484
12,800	Qorvo, Inc. *	1,322,240
25,000	Skyworks Solutions, Inc.	2,469,250
		12,869,272	9.75%

Services - Business Services, NEC
68,000	Concentrix Corporation	3,485,000	2.64%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A	1,661,951
68,325	Kforce Inc.	4,198,571
		5,860,522	4.44%

Services - Management Services
120,000	R1 RCM Inc. *	1,700,400	1.29%

Services - Medical Laboratories
68,800	Natera, Inc. *	8,734,160	6.62%

Services - Prepackaged Software
32,100	Progress Software Corporation	2,162,577	1.64%

Services - Services, NEC
100,000	Enviri Corporation *	1,034,000	0.78%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	1,438,200	1.09%

Special Industry Machinery, NEC
10,000	Axcelis Technologies, Inc. *	1,048,500	0.79%

Steel Pipe & Tubes
18,000	ATI, Inc. *	1,204,380	0.91%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	2,489,448	1.89%

Surgical & Medical Instruments & Apparatus
106,200	Globus Medical, Inc. - Class A *	7,597,548
100,000	Tactile Systems Technology *	1,461,000
		9,058,548	6.86%

Title Insurance
5,900	Fidelity National Financial, Inc.	366,154	0.28%

Wholesale - Computers & Peripheral Equipment & Software
15,000	TD SYNNEX Corporation	1,801,200	1.36%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
18,000	EnerSys	1,836,900	1.39%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	5,921,160	4.49%

Total for Common Stocks (Cost $74,897,758)		126,571,545	95.88%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.	1,644,615	1.25%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
4,154,713	Goldman Sachs FS Government Fund Institutional - 4.78% **	4,154,713	3.15%
Total for Money Market Funds (Cost $4,154,713)

Total Investment Securities		132,370,873	100.28%
	(Cost $80,277,717)

Liabilities in Excess of Other Assets		(373,955)	-0.28%

Net Assets		$131,996,918	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2024.